TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXES ON INCOME
Deferred tax assets, valuation allowance	$ 64,220	$ 56,239
Accumulated tax loss carryforward	$ 231,867
Israel
TAXES ON INCOME
Corporate tax rate	23.00%
U.S.
TAXES ON INCOME
Corporate tax rate	21.00%